RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of related party [text block] [Abstract]
Disclosure of related party [text block]

NOTE 47: RELATED PARTY TRANSACTIONS

Key management personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.

The table below details, on an aggregated basis, key management personnel compensation:

	2019	2018	2017
	£m	£m	£m
Compensation
Salaries and other short-term benefits	15	14	13
Post-employment benefits	–	–	–
Share-based payments	15	18	22
Total compensation	30	32	35

Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £nil (2018: £nil; 2017: £0.05 million).

	2019	2018	2017
	million	million	million
Share option plans
At 1 January	–	1	3
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	(1)	(2)
At 31 December	–	–	1

	2019 million	2018 million	2017 million
Share plans
At 1 January	84	82	65
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	(46)	39	37
Exercised/lapsed (includes entitlements of former key management personnel)	(29)	(37)	(20)
At 31 December	101	84	82

The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2019 £m	2018 £m	2017 £m
Loans
At 1 January	2	2	4
Advanced (includes loans of appointed key management personnel)	1	1	1
Repayments (includes loans of former key management personnel)	(1)	(1)	(3)
At 31 December	2	2	2

The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 6.45 per cent and 24.20 per cent in 2019 (2018: 6.70 per cent and 24.20 per cent; 2017: 6.45 per cent and 23.95 per cent).

No provisions have been recognised in respect of loans given to key management personnel (2018 and 2017: £nil).

	2019 £m	2018 £m	2017 £m
Deposits
At 1 January	20	20	12
Placed (includes deposits of appointed key management personnel)	44	33	41
Withdrawn (includes deposits of former key management personnel)	(41)	(33)	(33)
At 31 December	23	20	20

Deposits placed by key management personnel attracted interest rates of up to 3.0 per cent (2018: 3.5 per cent; 2017: 4.0 per cent).

At 31 December 2019, the Group did not provide any guarantees in respect of key management personnel (2018 and 2017: none).

At 31 December 2019, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.6 million with four directors and two connected persons (2018: £0.5 million with three directors and three connected persons; 2017: £0.01 million with three directors and two connected persons).

Subsidiaries

In accordance with IFRS 10 Consolidated financial statements, transactions and balances with subsidiaries have been eliminated on consolidation.

Pension funds

The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2019, customer deposits of £169 million (2018: £225 million) and investment and insurance contract liabilities of £127 million (2018: £79 million) related to the Group’s pension funds.

Collective investment vehicles

The Group manages 141 (2018: 131) collective investment vehicles, such as Open Ended Investment Companies (OEICs) and of these 75 (2018: 82) are consolidated. The Group invested £804 million (2018: £620 million) and redeemed £1,771 million (2018: £404 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £3,417 million (2018: £2,513 million) at 31 December. The Group earned fees of £127 million from the unconsolidated collective investment vehicles during 2019 (2018: £128 million).

Joint ventures and associates

At 31 December 2019 there were loans and advances to customers of £75 million (2018: £57 million) outstanding and balances within customer deposits of £5 million (2018: £2 million) relating to joint ventures and associates.

In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2019, these companies had total assets of approximately £4,761 million (2018: £4,091 million), total liabilities of approximately £5,322 million (2018: £4,616 million) and for the year ended 31 December 2019 had turnover of approximately £4,286 million (2018: £4,522 million) and made a loss of approximately £190 million (2018: net loss of £125 million). In addition, the Group has provided £1,266 million (2018: £1,141 million) of financing to these companies on which it received £86 million (2018: £49 million) of interest income in the year.

As discussed in note 23, in October 2019, the Group established a wealth management joint venture with Schroders. The Group subsequently transferred approximately £12 billion of managed assets at fair value.